Note 6 - Finance Income and Finance Expenses - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Statement Line Items [Line Items]
Interest income on receivables from sales of investments (Note 12)	$ 1,556	$ 3,675	$ 0
Other interest income	2,989	1,675	35
Fair value gain (loss) (Note 7)	1,084	0	0
Net gain on investment portfolio (Note 16)	3,243	15,946	0	$ 34,200
Other finance income	5	157	88
Total finance income	8,876	21,454	123
Interest expense	(369)	(282)	(316)
Net loss on investment portfolio (Note 16)	0	0	(4,944)
Fair value loss on receivable from sale of investment (Note 12)	0	(37,923)	0
Other finance costs	(276)	(1,524)	(1,652)
Total finance expenses	(644)	(39,729)	(6,912)
Unrealized foreign exchange gain (loss)	(1,901)	(1,512)	(494)
Realized foreign exchange gain (loss)	938	355	(1,320)
Total foreign exchange gain (loss)	(963)	(1,157)	(1,814)
Net finance income (expense)	$ 7,269	$ (19,432)	$ (8,603)